Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance Sheet Location
The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheets as of September 30, 2019 and December 31, 2018:

(In thousands)	Balance Sheet Location	September 30, 2019	December 31, 2018
Derivatives designated as hedging instruments:
Interest rate “pay-fixed” swaps	Derivative assets, at fair value	$—	$4,582
Interest rate “pay-fixed” swaps	Derivative liabilities, at fair value	$8,933	$—
Derivatives not designated as hedging instruments:
Interest rate caps	Derivative assets, at fair value	$—	$51

Summary of Derivative Instruments
The Company had the following outstanding interest rate derivatives that were not designated as hedges in qualified hedging relationships as of September 30, 2019 and December 31, 2018:

	September 30, 2019		December 31, 2018
Interest Rate Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate caps	7	$359,322	7	$359,322

As of September 30, 2019 and December 31, 2018, the Company had the following derivatives that were designated as cash flow hedges of interest rate risk:

	September 30, 2019		December 31, 2018
Interest Rate Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate “pay-fixed” swaps	10	$400,000	2	$250,000

Schedule of Derivatives Included in AOCI
The table below details the location in the financial statements of the loss recognized on interest rate derivatives designated as cash flow hedges for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2019	2018	2019	2018
Amount of (loss) gain recognized in accumulated other comprehensive income on interest rate derivatives	$(2,469)	$1,133	$(12,496)	$6,533
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense	$211	$135	$1,019	$(11)
Total amount of interest expense presented in the consolidated income statements	$(12,990)	$(12,597)	$(39,739)	$(35,962)

Offsetting Assets
The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company’s derivatives as of September 30, 2019 and December 31, 2018. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the consolidated balance sheet.

					Gross Amounts Not Offset in the Consolidated Balance Sheet
(In thousands)	Gross Amounts of Recognized Assets	Gross Amounts of Recognized (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
September 30, 2019	$—	$(8,933)	$—	$(8,933)	$—	$—	$(8,933)
December 31, 2018	$4,633	$—	$—	$4,633	$—	$—	$4,633